Label	Element	Value
Restricted Cash and Cash Equivalents	us-gaap_RestrictedCashAndCashEquivalents	$ 1,700,000
Restricted Cash and Cash Equivalents	us-gaap_RestrictedCashAndCashEquivalents	800,000
Restricted Cash and Cash Equivalents	us-gaap_RestrictedCashAndCashEquivalents	51,100,000
Predecessor [Member]
Cash and Cash Equivalents, at Carrying Value	us-gaap_CashAndCashEquivalentsAtCarryingValue	254,000,000
Restricted Cash and Cash Equivalents	us-gaap_RestrictedCashAndCashEquivalents	$ 800,000